ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Sep. 30, 2020
Gansu QLS
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Schedule of subsidiaries

	Ownership as of
	September	September
	30, 2020	30, 2019
Jiuquan Qiming Biotechnology Co., Ltd (“Qiming”)	100%	100%
Chengdu Qilianshan Biotechnology Co., Ltd (“Chengdu QLS”)	71.75%	71.75%
Jiuquan Ahan Biotechnology Co., Ltd. (“Ahan”)	100%	75%
Tibet Samen Trading Co., Ltd (“Samen”)	100%	100%
Tibet Cangmen Trading Co., Ltd (“Cangmen”)	100%	100%
Rugao Tianlu Animal Products Co., Ltd (“Rugao”)*	71.75%	N/A

*Rugao Tianlu Animal Products Co., Ltd was incorporated in 2020 as a wholly owned subsidiary of Chengdu QLS.